Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Senior Notes	$ 4,543		$ 4,249
Credit facility	117		58
Mortgage debt (non-recourse) secured by $1.0 billion and $1.1 billion of real estate assets, with an average interest rate of 5.0% and 4.7% at December 31, 2011 and 2010, maturing through December 2023	1,006	[1]	1,025	[1]
Other	87		145
Total debt	5,753		5,477
Series K Senior Notes 7.125 Percent Due November 2013
Senior Notes			250
Series O Senior Notes 6.375 Percent Due March 2015
Senior Notes	650		650
Series Q Senior Notes 6.75 Percent Due June 2016
Senior Notes	800		800
Series S Senior Notes 6.875 Percent Due November 2014
Senior Notes	498		498
Series T Senior Notes 9 Percent Due May 2017
Senior Notes	390		388
Series V Senior Notes 6 Percent Due November 2020
Senior Notes	500		500
Series W Senior Notes 5.875 Percent Due June 15, 2019
Senior Notes	496
Series Y Senior Notes 6 Percent Due October 2021
Senior Notes	300
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Senior Notes	175		325
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Senior Notes	385		502
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Senior Notes	342		329
Senior Notes 10.0 Percent Due May 2012
Senior Notes	$ 7		$ 7

[1]	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.